Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued employee compensation and benefits	$ 263	$ 705
Accrued professional fees	1,377	1,953
Other	305	486
Accrued expenses and other current liabilities	$ 1,945	$ 3,144